Earnings Per Share (''EPS'')	12 Months Ended
Jul. 03, 2016
Earnings Per Share [Abstract]
Earnings Per Share (''EPS'')

EARNINGS PER SHARE (“EPS”)

Basic earnings per share is computed on the basis of the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares of common stock plus the potential dilutive common shares outstanding during the period using the treasury stock method. Potential dilutive common shares include outstanding stock options and unvested restricted stock awards. A reconciliation of the components of the basic and diluted per share computations follows (in thousands, except per share amounts):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Net Income Attributable to STRATTEC	$9,149	$20,654	$16,424
Less: Income Attributable to Participating Securities	58	258	296
Net Income Attributable to Common Shareholders	$9,091	$20,396	$16,128

Weighted Average Shares of Common Stock Outstanding	3,559	3,515	3,428
Incremental Shares – Stock based Compensation	62	89	85
Diluted Weighted Average Shares of Common Stock Outstanding	3,621	3,604	3,513
Basic Earnings Per Share	$2.55	$5.80	$4.70
Diluted Earnings Per Share	$2.51	$5.66	$4.59

We consider unvested restricted stock that provides the holder with a non-forfeitable right to receive dividends to be a participating security.

Options to purchase shares of common stock that were excluded from the calculation of diluted earnings per share because their inclusion would have been antidilutive were as follows:

Years Ended	Number of Options Excluded
July 3, 2016	9,010
June 28, 2015	10,000
June 29, 2014	—